Schedule of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryover	$ 19,548	$ 17,736
Net operating loss carryover - States	4,721	4,471
R&D credit carryforward	350	325
Stock-based compensation	500	390
R&D capitalization	2,537	2,210
Other	22	6
Deferred tax liabilities
Depreciation	(48)	(48)
Other
Valuation allowance	(27,630)	(25,090)
Net deferred tax asset